Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Class A Common Shares [Member]	Series A Preferred Shares [Member]	Series C Preferred Shares [Member]	Series D Preferred Shares [Member]	Series E Preferred Shares [Member]	Series F Preferred Shares [Member]	Series G Preferred Shares [Member]	Series H Preferred Shares [Member]	Common Shares [Member]	Common Shares [Member] Class A Common Shares [Member]	Preferred Shares [Member]	Preferred Shares [Member] Series E Preferred Shares [Member]	Preferred Shares [Member] Series F Preferred Shares [Member]	Preferred Shares [Member] Series G Preferred Shares [Member]	Preferred Shares [Member] Series H Preferred Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Class A Common Shares [Member]	Additional Paid-in Capital [Member] Series C Preferred Shares [Member]	Additional Paid-in Capital [Member] Series E Preferred Shares [Member]	Additional Paid-in Capital [Member] Series F Preferred Shares [Member]	Additional Paid-in Capital [Member] Series G Preferred Shares [Member]	Additional Paid-in Capital [Member] Series H Preferred Shares [Member]	Deficit [Member]	Deficit [Member] Series C Preferred Shares [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2013	$ 1,571,705									$ 692		$ 190					$ (379)	$ 2,023,622							$ (411,792)		$ (40,628)
Balance, shares at Dec. 31, 2013		69,208,888	200,000	13,665,531	5,105,000
Net earnings (loss)	131,247																								131,247
Other comprehensive income	5,311																										5,311
Conversion of Series A preferred shares										232		(2)						(230)
Conversion of Series A preferred shares, shares		23,177,175	(200,000)
Shares issued, value		$ 4,733				$ 135,000					$ 2		$ 54						$ 4,731		$ 134,946
Shares issued, shares		206,600				5,400,000
Fees and expenses in connection with issuance of common and preferred shares	(5,073)																	(5,073)
Dividends on class A common shares	(127,007)																								(127,007)
Dividends on preferred shares	(50,443)																								(50,443)
Amortization of Series C preferred share issuance costs																				$ 1,166						$ (1,166)
Shares issued through dividend reinvestment program	64,697									31								64,666
Shares issued through dividend reinvestment program, shares		3,043,731
Share-based compensation expense (note 15):
Restricted class A common shares, phantom share units, stock appreciation rights issued, restricted stock units and performance stock units	7,701									2								7,699
Restricted class A common shares, phantom share units, stock appreciation rights issued, restricted stock units and performance stock units, shares		214,464
Other share-based compensation	7,353									3								7,350
Other share-based compensation, shares		344,438
Fleet growth payments										5								(5)
Fleet growth payments, shares		468,968
Treasury shares		(1,336)
Balance at Dec. 31, 2014	1,745,224									967		242					(379)	2,238,872							(459,161)		(35,317)
Balance, shares at Dec. 31, 2014		96,662,928		13,665,531	5,105,000	5,400,000
Net earnings (loss)	199,391																								199,391
Other comprehensive income	4,397																										4,397
Dividends on class A common shares	(144,553)																								(144,553)
Dividends on preferred shares	(53,655)																								(53,655)
Amortization of Series C preferred share issuance costs																				1,310						(1,310)
Shares issued through dividend reinvestment program	38,862									21								38,841
Shares issued through dividend reinvestment program, shares		2,138,653
Share-based compensation expense (note 15):
Restricted class A common shares, phantom share units, stock appreciation rights issued, restricted stock units and performance stock units	3,928									2								3,926
Restricted class A common shares, phantom share units, stock appreciation rights issued, restricted stock units and performance stock units, shares		229,254
Other share-based compensation	8,754									5								9,786							(1,037)
Other share-based compensation, shares		537,758
Common shares repurchased, including related expenses	(13,885)									(9)								(13,876)
Common stock repurchased including related expenses, shares		(944,524)
Preferred shares repurchased, including related expenses	(12,303)											(5)						(12,198)							(100)
Preferred shares repurchased, including related expenses, shares				(343,757)	(123,971)	(29,400)
Treasury shares, value	23																23
Treasury shares		(1,909)
Balance at Dec. 31, 2015	1,776,183									986		237					(356)	2,266,661							(460,425)		(30,920)
Balance, shares at Dec. 31, 2015		98,622,160		13,321,774	4,981,029	5,370,600
Net earnings (loss)	(139,039)																								(139,039)
Other comprehensive income	4,373																										4,373
Shares issued, value		$ 99,525					$ 140,000	$ 194,544	$ 225,000		$ 68			$ 56	$ 78	$ 90			$ 99,457			$ 139,944	$ 194,466	$ 224,910
Shares issued, shares		6,770,408					5,600,000	7,800,000	9,000,000
Fees and expenses in connection with issuance of common and preferred shares	(21,797)																	(21,797)
Dividends on class A common shares	(152,915)																								(152,915)
Dividends on preferred shares	(53,630)																								(53,630)
Amortization of Series C preferred share issuance costs																				$ 116						$ (116)
Shares issued through dividend reinvestment program	4,359									3								4,356
Shares issued through dividend reinvestment program, shares		286,009
Share-based compensation expense (note 15):
Restricted class A common shares, phantom share units, stock appreciation rights issued, restricted stock units and performance stock units	6,228									2								6,226
Restricted class A common shares, phantom share units, stock appreciation rights issued, restricted stock units and performance stock units, shares		164,235
Other share-based compensation	5,772									4								7,139							(1,371)
Other share-based compensation, shares		446,643
Common shares repurchased, including related expenses	(8,269)									(6)								(8,263)
Common stock repurchased including related expenses, shares		(564,270)
Preferred shares redeemed, including related expenses	(333,074)											(133)						(332,941)
Preferred shares redeemed, including related expenses, shares				(13,321,774)
Treasury shares, value	(11)																(11)
Treasury shares		(2,539)
Balance at Dec. 31, 2016	$ 1,747,249									$ 1,057		$ 328					$ (367)	$ 2,580,274							$ (807,496)		$ (26,547)
Balance, shares at Dec. 31, 2016		105,722,646			4,981,029	5,370,600	5,600,000	7,800,000	9,000,000